Note 7 - Treasury Stock Activity (Details) (USD $)	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
December 31, 2014 (in shares)	6	26
December 31, 2014	$ 7	$ 28
December 31, 2014 (in dollars per share)	$ 1.20	$ 1.11